Cover	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	000-53650
Entity Registrant Name	Lightstone Value Plus REIT V, Inc.
Entity Central Index Key	0001387061
Entity Tax Identification Number	20-8198863
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1985 Cedar Bridge Avenue
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	(732)
Local Phone Number	367-0129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true